INCOME TAXES - Additional information (Details) - Oregon Energy LLC - USD ($)	Jun. 30, 2025	Jun. 30, 2024
US
INCOME TAXES
Operating loss carryforwards	$ 7,659,000	$ 7,237,000
State
INCOME TAXES
Operating loss carryforwards	$ 8,150,000	$ 7,727,000